Long-Term Debt (Schedule of Principal Maturities on Installment Debt) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013		$ 171,270
2014		181,575
2015		39,127
2016		166,271
Total	$ 166,284	$ 558,243	$ 666,271